Loss Before Income Tax - Summary of Other Income (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Profit Loss [Abstract]
ADS issuance contribution	$ 587,736
Government grants for research and development expenditures	165,699
Government subsidies	134,611
Others (Note 17)		$ 187,244
Other income	$ 888,046	$ 187,244